Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 89.6%
Aerospace & Defense - 1.9%
218,744	Montana Aerospace AG (Switzerland) (1)	$3,847,776

Biotechnology - 2.0%
310,661	Vivoryon Therapeutics NV (Netherlands) (1)(2)	4,055,584

Capital Markets - 6.8%
245,727	Tikehau Capital SCA (France)	6,586,819
86,155	KKR & Co, Inc. - Class A (United States)	5,037,483
29,500	Onex Corp. (Canada)	1,976,971
		13,601,273
Diversified Financial Services - 4.2%
520,550	ESG Core Investments BV (Netherlands) (1)	5,557,063
87,100	Italmobiliare SpA (Italy)	2,780,554
		8,337,617
Electronic Equipment - 1.7%
226,003	LPKF Laser & Electronics AG (Germany) (2)	3,263,617

Entertainment - 7.0%
953,441	Modern Times Group MTG AB - B Shares (Sweden) (1)	13,877,955

Food Products - 4.0%
1,982,504	Atlantic Sapphire AS (Norway) (1)(2)	7,952,056

Independent Power and Renewable Electricity Producers - 1.6%
1,257,000	Aker Horizons AS (Norway) (1)(2)	3,209,181

Industrial Conglomerates - 12.7%
305,885	LIFCO AB (Sweden)	7,765,073
1,031,827	Bollore SA (France)	5,403,124
68,968	EXOR NV (Netherlands)	5,242,955
1,633,000	Storskogen Group AB - Class B (Sweden)	3,936,275
76,800	Colfax Corp. (United States) (1)	3,055,872
		25,403,299
Interactive Media & Services - 0.5%
52,400	Social Chain AG (Germany) (1)	1,054,150

IT Services - 2.4%
827,000	Byggfakta Group Nordic Holdco AB (Sweden) (1)	4,119,311
45,000	Hemnet Group AB (Sweden)	676,784
		4,796,095
Marine - 12.9%
126,200	Zim Integrated Shipping - Service Shares - ADR (Israel)	9,176,001
2,258,000	MPC Container Ships ASA (Norway)	7,545,475
1,628,349	Cadeler A/S (Denmark) (1)	6,211,273
453,208	Eneti, Inc. (Marshall Islands) ADR	2,877,871
		25,810,620
Media - 12.4%
179,697	Nordic Entertainment Group AB - Class B (Sweden) (1)	7,255,973
158,988	Universal Music Group NV (Netherlands)	4,244,068
409,100	Group Nine Acquisition Corp. - Class A (United States) (1)	4,009,180
39,051	IAC InterActive Corp. (United States) (1)	3,916,034
211,588	Vivendi SA (France)	2,764,310
623,652	Aimia, Inc. (Canada) (1)	2,514,263
		24,703,828
Oil, Gas & Consumable Fuels - 11.4%
1,672,349	Calumet Specialty Products Partners LP (United States) (1)	22,760,670

Pharmaceuticals - 0.6%
1,255,000	Acacia Pharma Group PLC (United Kingdom) (1)	1,105,743

Real Estate Management & Development - 1.1%
195,000	Infrastrutture Wireless Italiane SpA (Italy)	2,182,890

Semiconductors & Semiconductor Equipment - 3.0%
352,157	MagnaChip Semiconductor Corp. (South Korea) (1)	5,954,975

Technology Hardware, Storage & Peripherals - 3.4%
239,413	S&T AG (Austria) (2)	4,473,717
291,681	VIA Optronics AG - (Germany) ADR (1)	2,333,448
		6,807,165
TOTAL COMMON STOCKS
(Cost $145,401,310)		178,724,494

Principal Amount		Value
CORPORATE OBLIGATION - 7.6%
Consumer Finance - 7.6%
15,140,944	Lamington Road DAC 9.750% Cash or 14.000% PIK, 4/7/2121 (United States) (3)(4)(6)(7)	15,087,951
TOTAL CORPORATE OBLIGATION
(Cost $14,570,940)		15,087,951

Shares		Value
WARRANTS - 0.1%
Diversified Financial Services - 0.1%
1,000,000	2MX Organic SA, Expiration: November, 2025, Exercise Price $11.50 (France) (1)(6)	132,751
124,678	ESG Core Investments BV, Expiration: December, 2027, Exercise Price $11.50 (Netherlands) (1)(6)	41,378
		174,129
Media - 0.0% (8)
278,333	Group Nine Acquisition Corp. - Class A, Expiration: January, 2026, Exercise Price $11.50 (United States) (1)	77,933

TOTAL WARRANTS
(Cost $1,006,595)		252,062

Shares
SHORT-TERM INVESTMENT - 0.7%
Money Market - 0.7%
1,455,961	First American Treasury Obligations Fund - Class X, 0.22% (5)	1,455,961
TOTAL SHORT-TERM INVESTMENT
(Cost $1,455,961)		1,455,961

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 4.7%
Money Market - 4.7%
9,426,871	First American Government Obligations Fund, Class X, 0.19% (5)	9,426,871
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $9,426,871)		9,426,871

TOTAL INVESTMENTS IN SECURITIES - 102.7%
(Cost $171,861,677)		204,947,339
Liabilities in Excess of Other Assets - (2.7)%		(5,417,114)
TOTAL NET ASSETS - 100.0%		$199,530,225

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)
All or a portion of this security is on loan. At March 31, 2022 the total value of securities on loan was $8,839,273, which represents 4.4% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	These securities were fair valued in good faith by the Adviser's Valuation Committee. The aggregate value of these securities at March 31, 2022 were $15,087,951, which represents 7.6% of net assets.
(4)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to "Investments in Affiliates" for further disclosures related to these affiliated securities.
(5)	Seven-day yield as of March 31, 2022.
(6)	The Advisor has deemed all or a portion of these securities as illiquid. These securities have a value of $15,262,080, which represents 7.6% of total net assets at March 31, 2022.
(7)	Value determined using significant unobservable inputs.
(8)	Less than 0.1%.

Glossary of Terms
ADR-	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

Country	Long
United States^	34.6%
Sweden	14.8%
Netherlands	8.9%
Norway	8.7%
France	6.2%
Canada	6.2%
Denmark	4.6%
Germany	4.4%
Marshall Island	3.8%
South Korea	3.0%
Italy	2.5%
Switzerland	1.9%
Israel	1.4%
Austria	1.1%
United Kingdom	0.6%
Total	102.7%
Percentages are stated as a percent of net assets.
	^	United States allocation includes Short-Term Investment-Money Market Fund of 0.7% and Securities Held as Collateral on Loaned Securities of 4.7%

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2022 (Unaudited)
As of March 31, 2022, the Fund had the following forward currency contracts outstanding:

	Currency to be Received			Currency to be Delivered

			USD Value at			USD Value at	Net Unrealized
Settlement Date	Amount	Currency	March 31, 2022	Amount	Currency	March 31, 2022	Appreciation (Depreciation)
4/5/2022	47,126,520	USD	$47,126,520	42,000,000	EUR	$46,468,989	$657,531	(a)
5/5/2022	37,121,277	USD	37,121,277	346,000,000	SEK	36,824,844	296,433	(a)
5/5/2022	17,253,774	USD	17,253,774	150,000,000	NOK	17,031,236	222,538	(a)
5/5/2022	49,889,250	USD	49,889,250	45,000,000	EUR	49,836,601	52,649	(a)
4/5/2022	6,000,000	CHF	6,494,164	6,461,651	USD	6,461,651	32,513	(a)
4/5/2022	5,400,000	CAD	4,319,442	4,319,240	USD	4,319,240	202	(a)
4/5/2022	6,493,507	USD	6,493,507	6,000,000	CHF	6,494,164	(657)	(a)
5/5/2022	4,558,031	USD	4,558,031	5,700,000	CAD	4,558,760	(729)	(a)
5/5/2022	3,866,353	USD	3,866,353	3,600,000	CHF	3,900,841	(34,488)	(a)
4/5/2022	42,000,000	EUR	46,468,989	46,525,080	USD	46,525,080	(56,091)	(a)
4/5/2022	4,219,244	USD	4,219,245	5,400,000	CAD	4,319,442	(100,197)	(a)
4/5/2022	144,000,000	NOK	16,355,581	16,571,629	USD	16,571,629	(216,048)	(a)
4/5/2022	16,132,252	USD	16,132,252	144,000,000	NOK	16,355,581	(223,329)	(a)
4/5/2022	36,439,963	USD	36,439,963	345,000,000	SEK	36,695,841	(255,878)	(a)
4/5/2022	345,000,000	SEK	36,695,841	36,996,525	USD	36,996,526	(300,685)	(a)
			$333,434,189			$333,360,425	$73,764
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2022

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund's net assets as of March 31, 2022 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,514,263	$29,291,820	$-	$31,806,083
Consumer Discretionary	7,890,511	2,764,310	–	10,654,821
Consumer Staples	–	7,952,056	–	7,952,056
Energy	22,760,670	–	–	22,760,670
Financials	11,023,634	6,586,819	–	17,610,453
Health Care	–	5,161,327	–	5,161,327
Industrials	15,109,744	42,732,505	–	57,842,249
Information Technology	5,954,975	11,856,645	–	17,811,620
Media	3,916,034	–	–	3,916,034
Utilities	–	3,209,181	–	3,209,181
Total Common Stocks	69,169,831	109,554,663	-	178,724,494
Corporate Obligations	–	–	15,087,951	15,087,951
Warrants	–	252,062	–	252,062
Short-Term Investments	1,455,961	–	–	1,455,961
Securities Held as Collateral on Loaned Securities	9,426,871	–	–	9,426,871
Total Investments in Securities	149,222,494	219,361,388	15,087,951	204,947,339
Unrealized appreciation on Forward Foreign Currency *	-	1,261,866	–	1,261,866
Total Assets	$149,222,494	$220,623,254	$15,087,951	$384,933,699
Liabilities
Unrealized depreciation on Forward Foreign Currency *	–	(1,188,102)	–	(1,188,102)
Total Liabilities	$–	$(1,188,102)	$–	$(1,188,102)

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Corporate Obligations	Warrants
Balance as of January 1, 2022	$701,820	$15,401,368	$73,831
Purchases	-	-	-
Sales proceeds and paydowns	(956,369)	-	(4,456)
Accreted discounts, net	-	-	-
Corporate Actions	-	-	-
Realized gain (loss)	(2,385,631)	-	4,456
Change in unrealized appreciation (depreciation)	2,640,180	(313,417)	(73,831)
Transfers into/(out of) Level 3	-	-	-
Balance as of March 31, 2022	$-	$15,087,951	$-
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at March 31, 2022.	$-	$(313,417)	$-

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser's Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for the securities still held at March 31, 2022:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Corporate Obligation	15,087,951	Discounted Cash Flow	Credit Spread	10.36% to 11.38%	Decrease

			Discount Rate	0.74% to 0.97%	Decrease
			Illiquidity Rate	2.00%	Decrease

Investments in Affiliates

The Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2022. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2022	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Lamington Road DAC 9.750% Cash or 14.000% PIK, 4/7/2121 (United States)	15,401,368	-	-	-	(313,417)
Lamington Road Grantor Trust (United States) (1)	701,820	-	(956,369)	(2,385,631)	2,640,180
Lamington Road Grantor Trust Warrant (United States) (1)	73,831	-	(4,456)	4,456	(73,831)
	$15,401,368	$-	$-	$-	$(313,417)

Issuer		Dividend Income	Interest Income	Value March 31, 2022	Share Balance March 31, 2022
Lamington Road DAC 9.750% Cash or 14.000% PIK, 4/7/2121 (United States)		-	369,061	15,087,951	15,140,944 (2)
Lamington Road Grantor Trust (United States) (1)		-	-	-	-
Lamington Road Grantor Trust Warrant (United States) (1)		-	-	-	-
		$-	$369,061	$15,087,951	15,140,944

(1) Issuer was no longer an affiliate as of March 31, 2022.
(2) Principal Amount.